CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net loss	$ (72,487)	$ (32,103)	$ (94,859)
Adjustments to reconcile net loss to net cash used in operating activities:
Write off of remaining ROU asset and lease liability pursuant to a lease termination		(1,799)	0
Amortization of right-of-use assets	1,199	1,107	2,538
Depreciation of property and equipment	15,062	6,328	4,678
Amortization of intangible assets	5,293	318	4,224
Deferred tax benefit	(359)	(531)	(1,083)
Share-based compensation	6,446	8,047	11,498
Losses on disposal of property and equipment	9,804	211	0
Impairment of intangible assets	(56)		(26,909)
Impairment of goodwill			(19,200)
Impairment of long-term investments	0	4,787	3,241
Impairment of cryptocurrency assets	31,757		0
Impairment of property and equipment	22,392		0
Changes in fair value of derivative instrument	(3,696)		0
Changes in fair value of contingent considerations	(13,936)		0
Provision for bad debt	1,113	78	2,909
Loss from equity method investments	1,184	1,566	1,542
Net gain on disposal of cryptocurrencies	(6,717)		0
Loss on disposal of subsidiaries and VIEs	6,463		0
Gain on previously held equity interest	(5,500)		0
Changes in operating assets and liabilities:
Accounts receivable	1,678		0
Prepayments and other receivables	(2,309)	870	2,258
Due from a related party	56		0
Cryptocurrency assets	(20,075)		0
Deposits		599	(34)
Other non-current assets		34	241
Operating lease liabilities	(629)	(2,206)	(1,909)
Accounts payable	(7,703)		0
Accrued expenses and other current liabilities	(2,775)	1,966	(3,078)
Accrued payroll and welfare payable	(1,465)	1,000	(417)
Long-term payables		(79)	(181)
Amounts due to related parties	1,325		0
Income tax payable	(448)		64
Net cash used in operating activities	(34,271)	(9,807)	(22,259)
Cash flows from investing activities
Acquisition of property and equipment	(56,599)	(225)	(540)
Disposal of subsidiaries and VIEs, net of cash received	(1,394)		0
Acquisition of redeemable non-controlling interest		(2,120)	0
Acquisition of long-term investments	(1,000)		0
Cash paid for short-term investments		(12,261)	0
Cash paid for time deposits			(23,087)
Cash received from return of time deposits		3,421	19,717
Cash received from return of short-term investments		12,261	14,364
Cash received from return of long-term investments	301		932
Cash received from disposal of cryptocurrency assets	10,841		0
Proceeds from disposal of property and equipment	5,701	24	22
Proceeds from disposal of long-term investments		371	0
Cash paid for business combination, net of cash received	(21,913)		0
Cash paid for additional interest acquired for Loto Interactive	(3,378)		0
Loans provided to a related party			(1,436)
Loans provided to third parties	(7,965)		(1,131)
Repayment of loans provided to a related party		1,533	0
Repayment of loans provided to third parties		326	758
Net cash provided by (used in) investing activities	(75,406)	3,330	9,599
Cash flows from financing activities
Proceeds from the exercise of share-based awards	2,521	4	2,457
Proceeds from short-term borrowings	46,739		0
Repayment of short-term borrowings	(27,732)		0
Proceeds from issuance of ordinary shares for private placement	56,139		0
Net cash provided by financing activities	77,667	4	2,457
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,920	1,824	63
Net decrease in cash, cash equivalents and restricted cash	(30,090)	(4,649)	(10,140)
Cash, cash equivalents and restricted cash at beginning of the year	47,894	52,543	62,683
Cash, cash equivalents and restricted cash at end of the year	17,804	47,894	52,543
Supplemental disclosures of cash flow information:
Income tax paid			0
Interest received	189	1,435	1,846
Interest paid	(336)		0
Supplemental disclosures of non-cash investing and financing activities:
Re-measurement of the lease liabilities and right-of-use assets due to lease modification		$ 808	0
Payment of expense and non-current assets in the form of cryptocurrencies	2,295		0
Proceeds from issuance of ordinary shares for private placement in the form of cryptocurrencies	19,289		0
Collateral rendered to lender in the form of cryptocurrencies	18,949		0
Repayment of third-party borrowings in the form of cryptocurrencies	6,523		0
Repayment of deposit in the form of cryptocurrencies	6,586		0
Issuance of ordinary shares in connection with business combination	94,828		0
Deposits received from customers of mining data center in the form of cryptocurrencies	3,965		0
Cryptocurrencies to be distributed for promotion activities on behalf of a third party	3,179		0
Cryptocurrencies acquired in connection with business combination	73,184		0
Cryptocurrencies borrowed from a third party	10,222		0
Cryptocurrencies paid in connection with asset acquisition	$ 1,731		$ 0